Reclamation deposit (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Reclamation security, total			$ 8,500
Reclamation deposit	$ 1,837	$ 1,750	1,700
Reclamation security, bank guarantee			$ 6,800